Organization and Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended	9 Months Ended	12 Months Ended							1 Months Ended			1 Months Ended			1 Months Ended							1 Months Ended
	Jan. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 11, 2013	Jan. 11, 2013 Common Stock Class A [Member]	Sep. 30, 2013 Common Stock Class A [Member]	Dec. 31, 2012 Operate Child Care and Early Education Centers [Member]	Dec. 31, 2012 Back-up dependent care [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Mar. 31, 2013 Term Loan Facility [Member]	Sep. 30, 2013 Revolving Credit Facility [Member]	Feb. 21, 2013 Subsequent Event [Member]	Jan. 31, 2013 Subsequent Event [Member]	Jan. 11, 2013 Subsequent Event [Member]	Jan. 11, 2013 Subsequent Event [Member] Common Stock Class A [Member]	Jan. 31, 2013 Subsequent Event [Member] Term Loan Facility [Member]	Jan. 31, 2013 Subsequent Event [Member] Revolving Credit Facility [Member]	Jan. 31, 2013 Subsequent Event [Member] Term Loans [Member] Bank Base Rate [Member]	Jan. 31, 2013 Subsequent Event [Member] Term Loans [Member] Bank Base Rate [Member] Minimum [Member]	Jan. 31, 2013 Subsequent Event [Member] Term Loans [Member] London Interbank Offered Rate (LIBOR) [Member]	Jan. 31, 2013 Subsequent Event [Member] Term Loans [Member] London Interbank Offered Rate (LIBOR) [Member] Minimum [Member]	Dec. 31, 2012 Netherlands	Nov. 23, 2012 Netherlands	Jul. 31, 2011 Netherlands	Jun. 19, 2013 Secondary Offering [Member]
Accounting Policies [Line Items]
Number of shares issued under public offering	11,600,000															11,600,000													9,800,000
Proceed from issuance of initial public offering	$ 233,300,000	$ 234,944,000														$ 233,300,000
Common stock reverse split							1.9704	1.9704											1.9704
Common stock conversion ratio, Class L common stock into Class A common stock						35.1955												35.1955
Common stock, authorized		475,000,000	14,500,000	14,500,000														475,000,000
Preferred stock, authorized		25,000,000																25,000,000
Debt issuance, principal amount														790,000,000	100,000,000		890,000,000			790,000,000	100,000,000
Debt issuance, maturity date																				2020	2018
Debt issuance interest rate, percentage added to base																						2.00%	2.00%	3.00%	1.00%
Loss on extinguishment of debt		(63,682,000)															(63,000,000)
Net foreign currency gains		11,000		835,000
Fair value of interest rate cap												100,000	100,000
Impairment losses			400,000	400,000
Finite lived intangible assets, estimated useful life											4 years	17 years
Fixed asset impairment			300,000	800,000	100,000
Ownership interest acquired																										63.00%	18.50%	63.00%
Service contract length, minimum									3 years	1 year
Service contract length, maximum									10 years	3 years
Payment of initial public offering costs	1,600,000
Proceeds from issuance of secondary offering																													0
Offering cost incurred																													$ 600,000